Gross Profit By Segments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue, net	$ 242,573,674	$ 362,057,913	$ 293,241,185
Cost of revenue	131,946,586	205,943,808	181,722,499
Gross profit	110,627,088	156,114,105	111,518,686
Direct Sales
Segment Reporting Information [Line Items]
Revenue, net	193,614,500	291,524,509	195,821,308
Cost of revenue	96,471,502	160,359,667	106,990,383
Gross profit	97,142,998	131,164,842	88,830,925
Distribution Sale
Segment Reporting Information [Line Items]
Revenue, net	48,959,174	70,533,404	97,419,877
Cost of revenue	35,475,084	45,584,141	74,732,116
Gross profit	$ 13,484,090	$ 24,949,263	$ 22,687,761